Equity Incentive Plan (Details) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 01, 2024	Aug. 31, 2021	Dec. 31, 2020	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Equity Incentive Plan [Line Items]
Stock-based compensation expense	$ 66,000							$ 90,377
Grant restricted stock	16,537,500
Stock options granted								86,700
Exercise price								$ 0.7
Date of grant								18 years
Stock options granted				1,861,806		1,861,806		2,032,521
Fair value of each of award								$ 67,000
2021 Equity Inventive Plan [Member]
Equity Incentive Plan [Line Items]
Common stock issued						4,672,506		57,477,460
Stock Options [Member]
Equity Incentive Plan [Line Items]
Stock-based compensation expense	$ 63,000			$ 9,737	$ 3,454	$ 19,742	$ 71,594	$ 106,629	$ 61,817
Stock options granted								44,000
Outstanding Stock Options [Member]
Equity Incentive Plan [Line Items]
Unrecognized stock-based compensation				23,614		$ 23,614		$ 47,000
Weighted-average period						8 months 26 days		1 year 3 months
Grant restricted stock	32,475,000
Restricted Stock Awards [Member]
Equity Incentive Plan [Line Items]
Stock-based compensation expense					$ 17,266		$ 100,874
Unrecognized stock-based compensation								$ 0
Grant restricted stock		15,937,500	15,937,500
Unvested restricted stock									3,115,625